AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2023

(unaudited)

Principal Amount	General Obligation Bonds (25.0%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Barrington, Rhode Island
$560,000	2.500%, 08/01/25	Aa1/NR/NR	$552,625

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	865,199
1,900,000	3.000%, 08/01/38 Series 2021A	NR/AA+/NR	1,759,647
1,095,000	4.500%, 09/15/38 Series 2023A	NR/AA+/NR	1,247,085

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 AGMC Insured	A1/AA/NR	1,614,887

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,367,599
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,288,427
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,055,970
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	647,343
860,000	4.000%, 08/15/34 Series 2021 A	NR/AA-/AA+	921,567
455,000	4.000%, 08/15/35 Series 2021 A	NR/AA-/AA+	485,963
475,000	4.000%, 08/15/36 Series 2021 A	NR/AA-/AA+	504,716
1,000,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,007,370
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,023,700

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	500,575
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	500,650
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	756,602

	Hopkinton, Rhode Island
400,000	4.375%, 08/15/31	Aa3/NR/NR	400,164

	Jamestown, Rhode Island
1,000,000	4.500%, 02/15/39 Series 2023A	Aa1/NR/NR	1,122,430

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A1/AA/NR	1,020,010
1,020,000	3.700%, 06/01/33 Series A	A1/AA/NR	1,020,000

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,503,915
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,248,029

	Middleton, Rhode Island
435,000	4.000%, 02/01/31 Series 2021A	Aa1/NR/NR	471,022

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,025,144

	North Kingstown, Rhode Island
190,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	189,941
1,500,000	3.500%, 04/01/37 Series 2021 A	NR/AA+/NR	1,512,555

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	North Smithfield, Rhode Island
$825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	$828,630
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,069,776

	Pawtucket, Rhode Island
525,000	4.000%, 11/01/25 AGMC Insured	A1/AA/A+	530,633
890,000	4.500%, 07/15/33 Series C AGMC Insured	A1/AA/NR	972,129
935,000	4.500%, 07/15/34 Series C AGMC Insured	A1/AA/NR	1,023,797
975,000	4.500%, 07/15/35 Series C AGMC Insured	A1/AA/NR	1,061,229

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,154,729

	Providence, Rhode Island
975,000	3.625%, 01/15/29 Series A AGMC Insured	A1/AA/A	975,634
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A1/AA/A	2,011,387
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A1/AA/A	1,000,480

	Richmond, Rhode Island
265,000	3.000%, 08/01/24	Aa3/NR/NR	265,286

	State of Rhode Island
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,993,780
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,984,320
1,500,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	1,413,840
1,000,000	4.000%, 08/01/33 Series 2021E	Aa2/AA/AA	1,078,610

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,215,630

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,169,595

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	A3/AA/NR	822,698

	Westerly, Rhode Island
345,000	5.000%, 11/15/31 Series 2021 A	NR/AA/NR	404,664
	Total General Obligation Bonds		47,589,982

	Revenue Bonds (72.3%)
	Development (6.7%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
3,000,000	4.000%, 09/15/34 Series A AGMC Insured	A1/AA/NR	3,113,550
3,500,000	4.000%, 09/15/35 Series A AGMC Insured	A1/AA/NR	3,614,660

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A1/AA/NR	1,723,243

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Development (continued)
	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
$935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	$981,834
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	885,923
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,052,168

	Rhode Island Infrastructure Bank Efficient Buildings Fund, Green Bonds
1,555,000	3.000%, 10/01/37 Series 2020 A	NR/AA/NR	1,465,401
	Total Development		12,836,779

	Healthcare (3.7%)
	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
875,000	5.000%, 05/15/28 Series 2016	NR/BBB+/BBB+	895,116
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,018,910
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,018,360
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,272,350
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,769,443

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,047,730
	Total Healthcare		7,021,909

	Higher Education (7.4%)
	Rhode Island Health and Education Building Corp., Higher Educational Facility
2,500,000	5.000%, 09/15/30 Series 2010 A AGMC Insured	Aa3/NR/NR	2,503,225

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,765,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,841,093
500,000	5.000%, 09/01/39 Series 2023	Aa1/AA+/NR	590,780

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,000,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,016,700
250,000	4.000%, 11/01/37 Series 2021B	A2/A/NR	260,348
250,000	4.000%, 11/01/38 Series 2021B	A2/A/NR	259,833

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,051,150
785,000	5.000%, 09/15/34 Series 2023	Aa3/A+/NR	916,338

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	511,010
2,000,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	2,006,380
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,028,530
	Total Higher Education		13,985,387

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Housing (7.1%)
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
$155,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	$137,028
2,000,000	2.100%, 10/01/35 Series 73 A	Aa1/AA+/NR	1,716,060
2,000,000	2.300%, 10/01/40 Series 73 A	Aa1/AA+/NR	1,573,620
2,000,000	2.050%, 10/01/36 Series 75 A	Aa1/AA+/NR	1,540,920
750,000	2.350%, 10/01/36 Series 76 A	Aa1/AA+/NR	627,240
1,500,000	4.400%, 10/01/38 Series 79 A	Aa1/AA+/NR	1,571,700
1,150,000	4.150%, 10/01/38 Series 80 A	Aa1/AA+/NR	1,188,031

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	696,534
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	812,560

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
145,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	145,154
215,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	215,518
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,238,120
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,000,030
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,000,130
	Total Housing		13,462,645

	Public School (32.2%)
	Rhode Island Health and Education Building Corp., State Appropriation-Backed Revenue Bonds, Central Falls Public School Projects
1,115,000	5.000%, 05/15/40 Series 2023	Aa3/AA-/NR	1,251,532

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Burrillville
730,000	5.000%, 05/15/35 Series 2022D	NR/AA/NR	839,639

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,577,380

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,000,730
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,000,490

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,186,708

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Cumberland
800,000	5.000%, 05/15/39 Series 2023A	NR/AA+/NR	919,376

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
$1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	$1,000,490
2,000,000	4.000%, 05/15/37 Series 2021F	NR/AA/NR	2,092,940
2,000,000	4.000%, 05/15/38 Series 2021F	NR/AA/NR	2,074,300

	Rhode Island Health and Education Building Corp., Exeter-West Greenwich Regional School District
1,455,000	3.500%, 05/15/37 Series 2021 G	Aa3/NR/NR	1,467,542
1,500,000	4.000%, 05/15/41 Series 2021 G	Aa3/NR/NR	1,516,365
1,150,000	4.500%, 05/15/39 Series 2023 B	Aa3/NR/NR	1,256,617

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	1,012,085

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Johnston
1,045,000	5.000%, 05/15/34 Series 2022F	NR/AA/NR	1,203,088

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Lincoln
3,245,000	5.000%, 05/15/33 Series 2020 B	Aa2/NR/AAA	3,677,039
1,000,000	4.000%, 05/15/35 Series 2020 B	Aa2/NR/AAA	1,059,480

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,100,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,101,067

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
2,000,000	4.000%, 05/15/36 Series 2022C	NR/AA+/NR	2,160,380

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	804,023
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	558,630
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	557,115
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	555,595
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	516,065

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,200,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,204,380
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,046,390
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,095,484
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,137,949
1,000,000	4.000%, 05/15/35 Series 2022A	Aa3/NR/NR	1,071,380
1,000,000	4.000%, 05/15/36 Series 2022A	Aa3/NR/NR	1,058,080
1,000,000	4.000%, 05/15/38 Series 2022A	Aa3/NR/NR	1,031,950
500,000	4.000%, 05/15/42 Series 2022A	Aa3/NR/NR	504,220
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	2,152,224

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Portsmouth
$500,000	5.000%, 05/15/32 Series 2022E	NR/AAA/NR	$600,350

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Providence
1,000,000	4.000%, 05/15/37 Series 2021D BAMI Insured	Aa3/AA/NR	1,046,470

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,364,040

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Smithfield
1,000,000	3.000%, 05/15/37 Series 2021H	NR/AA/NR	949,470
1,000,000	3.000%, 05/15/38 Series 2021H	NR/AA/NR	927,280

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Tiverton
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,670,685

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/36 Series 2022B	NR/AA/NR	1,061,850

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Westerly
500,000	4.000%, 05/15/31 Series 2021E	NR/AA/NR	534,835

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue
445,000	5.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	493,367

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,000,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,049,110

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
1,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	1,006,600
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,525,215
1,500,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	1,521,420

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,001,500
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,044,280

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,033,100
500,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	522,140

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
$500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	$533,620
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	534,960
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	534,850

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of South Kingstown
780,000	3.500%, 05/15/34 Series 2020A	Aa1/NR/NR	795,109
	Total Public School		61,440,984

	Secondary Education (1.3%)
	Rhode Island Health and Educational Building Corp., Educational Institution, St. George's School
600,000	4.000%, 10/01/36 Series 2021	NR/AA-/NR	624,636
600,000	4.000%, 10/01/37 Series 2021	NR/AA-/NR	619,872
1,265,000	4.000%, 10/01/38 Series 2021	NR/AA-/NR	1,295,385
	Total Secondary Education		2,539,893

	Transportation (7.7%)
	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A/A-	655,682
1,515,000	5.000%, 07/01/37 2016 Series D	Baa1/A/A-	1,559,693

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,425,000	5.000%, 07/01/24 Series 2018	Baa1/A/NR	1,438,025
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/A/NR	1,630,560

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,045,400

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A/A-	1,001,300
2,000,000	4.000%, 07/01/24 Series B	Baa1/A/A-	2,001,180

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A-	1,275,948
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A-	1,530,570
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A-	1,014,780
425,000	5.000%, 10/01/40 Series 2016 A	NR/A+/A-	437,423
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A-	316,884
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A-	316,008
495,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A-	518,730
	Total Transportation		14,742,183

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (5.1%)
	Narragansett, Rhode Island Bay Commission Wastewater System
$3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	$3,189,722

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,090,468

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A+/NR	1,781,554

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,625,161
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	523,940

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	500,960
	Total Water and Sewer		9,711,805

	Other Revenue (1.1%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A1/AA/NR	2,128,680
	Total Revenue Bonds		137,870,265

	Pre-Refunded Bonds (1.3%)††
	Pre-Refunded General Obligation Bonds (0.8%)
	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,525,935

	Pre-Refunded Revenue Bonds (0.5%)
	Higher Education (0.5%)
	Rhode Island Health and Educational Building Corp., Higher Education Facility, Bryant University
1,000,000	5.000%, 06/01/32 Series 2014	A2/NR/NR	1,008,120
	Total Pre-Refunded Revenue Bonds		2,534,055
	Total Municipal Bonds (cost $194,057,477)		187,994,302

Shares	Short-Term Investment (0.6%)
1,171,413	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.25%* (cost $1,171,413)	Aaa-mf/AAAm/NR	1,171,413

	Total Investments (cost $195,228,890 - note b)	99.2%	189,165,715
	Other assets less liabilities	0.8	1,513,177
	Net Assets	100.0%	$190,678,892

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	8.7%
Pre-refunded bonds††	1.3
Aa of Moody's or AA of S&P or Fitch	74.4
A of Moody's or S&P or Fitch	12.4
Baa of Moody's or BBB of S&P or Fitch	3.2
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

*	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $195,228,890 amounted to $6,063,175, which consisted of aggregate gross unrealized appreciation of $784,259 and aggregate gross unrealized depreciation of $6,847,434.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,171,413
Level 2 – Other Significant Observable Inputs - Municipal Bonds	187,994,302
Level 3 – Significant Unobservable Inputs	—
Total	$189,165,715

+ See schedule of investments for a detailed listing of securities.